SUPPLEMENT DATED MAY 1, 2001
                              TO THE PROSPECTUS OF
                   FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                             DATED DECEMBER 1, 2000

The prospectus is amended as follows:

I. The name of Franklin Bond Fund has been changed to Franklin Total Return
Fund.
II. The table beginning on page 16 in the "Investment Advisory and Asset Allocation Agreement" subsection of the "Management" section is replaced with the following:

 UNDERLYING
 FRANKLIN TEMPLETON FUND               MANAGER                                    FEE RATE
-------------------------------------------------------------------------------------------
 Franklin Growth and Income            Franklin Advisers, Inc. (Advisers)         0.625%/1
 Franklin Growth                       Franklin Advisory Services, Inc.
                                       (Advisory Services)                        0.625%/2
 Franklin Utilities                    Advisers                                   0.625%/2
 Franklin Small Cap I                  Advisers                                   0.625%/3
 Franklin Small Cap II                 Advisers                                   0.550%/10
 Franklin Technology                   Advisers                                   0.550%/10
 Franklin Value                        Advisory Services                          0.750%/4
 Franklin Real Estate                  Advisers                                   0.625%/3
 Mutual Shares                         Franklin Mutual Advisers, Inc.
                                       (Franklin Mutual)                          0.60%
 Mutual Discovery                      Franklin Mutual                            0.80%
 Mutual European                       Franklin Mutual                            0.80%
 Franklin Aggressive Growth            Advisers                                   0.50%/5
 Franklin Large Cap Growth             Advisers                                   0.50%/5
 Franklin Total Return Fund            Advisers; TICI (sub-adviser)               0.425%/6,*
 Franklin Short-Intermediate           Advisers                                   0.625%/1
 Franklin U.S. Government Securities   Advisers                                   0.625%/2
 Franklin AGE                          Advisers                                   0.625%/1
 Franklin Global Growth                Advisers; Fiduciary International, Inc.
                                        (sub-adviser)                             0.80%/11,**
 Franklin Global Aggressive Growth     Advisers; Fiduciary International, Inc.
                                       (sub-adviser)                              0.80%/11,**
 Franklin Strategic Mortgage Portfolio Advisers                                   0.40%/12,**
 Templeton Foreign                     Templeton Global Advisors Limited (TGAL)   0.75%/7
 Templeton Developing Markets          Templeton Asset Management Ltd.            1.25%
                                       Hong Kong Branch
 Templeton Global Smaller Companies    Templeton  Investment Counsel, Inc. (TICI) 0.75%
 Templeton Foreign Smaller             Advisers; TICI (Sub-adviser)               1.00%/8,*
 Templeton International               TGAL                                       0.75%
 Templeton Pacific Growth              Advisers; TICI (sub-adviser)               1.00%/8,*
 Templeton Latin America               TGAL                                       1.25%
 Franklin Templeton Hard Currency      Advisers; TICI (sub-adviser)               0.65%*
 Templeton Global Bond                 TICI                                       0.50%/9
 Franklin Global Government            Advisers; TICI (sub-adviser)               0.625%/1,*
 Franklin Gold and Precious Metals     Advisers                                   0.625%/1
 Franklin Natural Resources            Advisers                                   0.625%/3
 Franklin Strategic Income             Advisers; TICI (sub-adviser)               0.625%/1,*

 1. .625% of the month end net assets of the fund up to $100 million, reduced to .50% of such net assets in excess of $100 million up to $250 million, and further reduced to .45% of such net assets in excess of $250 million.

 2. .625% of the month end net assets of the fund up to $100 million, reduced to .50% of such net assets in excess of $100 million up to $250 million, and further reduced to .45% of such net assets in excess of $250 million up to $10 billion, further reduced to .44% of such net assets in excess of $10 billion up to $12.5 billion, further reduced to .42% of such net assets in excess of $12.5 billion up to $15 billion, further reduced to .40% of such net assets in excess of $15 billion up to $17.5 billion, further reduced to .38% of such net assets in excess of $17.5 billion up to $20 billion, and further reduced to .36% in excess of $20 billion.

 3. .625% of the average daily net assets of the fund up to $100 million, .50% of the average daily net assets of the fund over $100 million up to $250 million, .45% of the average daily net assets of the fund over $250 million up to $10 billion, .44% of the average daily net assets of the fund over $10 billion up to $12.5 billion, .42% of the average daily net assets of the fund over $12.5 billion up to $15 billion, and .40% of the average daily net assets of the fund over $15 billion.

 4. .75% of average daily net assets up to $500 million, .625% of average daily net assets over $500 million up to $1 billion, and .50% of average daily net assets over $1 billion.

 5. .50% of the value of net assets over $500 million up to and including $1 billion; .35% of the value of net assets over $1 billion up to and including $1.5 billion; .30% of the value of net assets over $1.5 billion up to and including $6.5 billion; .275% of the value of net assets over $6.5 billion up to and including $11.5 billion; .25% of the value of net assets over $11.5 billion up to and including $16.5 billion; .24% of the value of net assets over $16.5 billion up to and including $19 billion; .23% of the value of net assets over $19 billion up to and including $21.5 billion; and .22% of the value of net assets in excess of $21.5 billion.

 6. .425% of the value of its average daily net assets up to and including
 $500 million; .325% of the value of its average daily net assets over $500 million up to and including $1 billion; and .280% of the value of its average daily net assets over $1 billion up to and including $1.5 billion;
 and .235% of the value of its average daily net assets over $1.5 billion up to and including $6.5 billion; .215% of the value of its average daily net assets over $6.5 billion up to and including $11.5 billion; and .200% of the value of its average daily net assets over $11.5 billion up to and including $16.5 billion; and .190% of the value of its average daily net assets over $16.5 billion up to and including $19 billion; .180% of the value of its average daily net assets over $19 billion up to and including $21.5 billion; and .170% of the value of its average daily net assets over $21.5 billion.

 7. .75% of the average daily net assets of the fund up to the first
 $200 million, reduced to a fee of .675% of such average daily net assets in excess of $200 million up to $1.3 billion, and further reduced to a fee of .60% of such average daily net assets in excess of $1.3 billion.

 8. 1% of daily net assets up to $100 million, .90% of daily net assets over $100 million up to $250 million, .80% of daily net assets over $250 million up to $500 million, and .75% of daily net assets over $500 million.

 9. .50% of its average daily net assets, .45% of such net assets in excess of $200 million and .40% of such net assets in excess of $1.3 billion.

 10. 0.550% of the value of net assets up to and including $500 million;
 0.450 of the value of net assets over $500  million up to and including
 $1 billion; 0.400 of the value of net assets over $1 billion up to and including $1.5 billion; 0.350 of the value of net assets over $1.5 billion up to and including $6.5 billion; 0.325 of the value of net assets over $6.5 billion up to and including $11.5 billion; 0.300 of the value of net assets over $11.5 billion up to and including $16.5 billion; 0.290 of the value of net assets over $16.5 billion up to and including $19 billion;
 0.280 of the value of net assets over $19 billion up to and including $21.5 billion; 0.270 of the value of net assets in excess of $21.5 billion.

 11. 0.80% of the value of net assets up to and including $500 million; 0.70% of the value of net assets over $500 million up to and including $1 billion; 0.65% of the value of net assets over $1 billion up to and including $1.5 billion; 0.60% of the value of net assets over $1.5 billion up to and including $6.5 billion; 0.575% of the value of net assets over $6.5 billion up to and including $11.5 billion; 0.555% of the value of net assets over $11.5 billion up to and including $16.5 billion; 0.54% of the value of net assets over $16.5 billion up to and including $19 billion; 0.53% of the value of net assets over $19 billion up to and including $21.5 billion; and 0.52% of the value of net assets in excess of $21.5 billion.

 12. 0.40% of the value of net assets up to and including $250 million; 0.38% of the value of net assets over $250 million and up to and including to $500 million; and 0.36% of the value of net assets in excess of $500 million.

 *TICI is entitled to receive from Advisers a sub-advisory fee; the sub-advisory fees payable by Advisers have no effect on the fees payable by the underlying Franklin Templeton funds to Advisers. As to Foreign Smaller and Pacific Growth, TICI receives from Advisers a fee equal to an annual rate of the value of each fund's average daily net assets as follows: .50% of such assets up to $100 million; .40% of such assets over $100 million up through $250 million;
 .30% of such assets over $250 million up through $500 million; and .25% of such assets over $500 million. As to Hard Currency, TICI receives from Advisers a fee equal to an annual rate of .25% of the value of each fund's average daily net assets. As to Global Government, TICI receives from Advisers a fee equal to an annual rate of the value of the fund's assets as follows: .35% of such assets up to $100 million; .25% of such assets over $100 million up through $250 million; and .20% of such assets over $250 million. As to Total Return Fund, TICI receives 25% of the investment advisory fee paid to Advisers by the fund.

 **Fiduciary International is entitled to receive from Advisers a sub-advisory fee; the sub-advisory fees payable by Advisers have no effect on the fees payable by the underlying Franklin Templeton funds to Advisers. As to Global Aggressive Growth Fund, Fiduciary International receives from Advisers a fee equal to an annual rate of: 0.60% of the value of net assets up to and including $100 million; 0.50% of the value of net assets over $100 million up to and including $250 million; 0.45% of the value of net assets over $250 million up to and including $500 million; 0.40% of the value of net assets over $500 million. As to Global Growth Fund, Fiduciary International receives from Advisers a fee equal to an annual rate of: 0.55% of the value of net assets up to and including $100 million; 0.50% of the value of net assets over $100 million up to and including $250 million; 0.45% of the value of net assets over $250 million up to and including $500 million; and 0.40% of the value of net assets over $500 million.

III. The following paragraphs are added to "Underlying Equity Funds" under the section "Information About the Underlying Franklin Templeton Funds" on page 23:

 FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND - The Fund seeks capital appreciation by investing primarily in equity securities of companies located throughout the world that demonstrate accelerating growth, increasing profitability, or above-average growth or growth potential. The manager focuses on companies believed to be poised for rapid growth through the development of next generation products, services and technologies.

 FRANKLIN GLOBAL GROWTH FUND - The Fund seeks long-term capital appreciation by investing primarily in equity securities of large and mid cap growth companies located and doing business throughout the world. The manager focuses on established companies who are among the global leaders in their industries in terms of products, services, and technologies.

IV. The following paragraph is added to "Underlying Fixed-Income Funds" under the section "Information About the Underlying Franklin Templeton Funds" on page 28:

 FRANKLIN STRATEGIC MORTGAGE PORTFOLIO - The Fund seeks high total return (a combination of high current income and capital appreciation) relative to the performance of the general mortgage securities market. The Fund invests primarily in mortgage securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund focuses on mortgage pass-through securities, which are securities representing interests in "pools" of mortgage loans, issued or guaranteed by the Government National Mortgage Association
 (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC). These securities may be fixed-rate or adjustable-rate mortgage securities (ARMS).

V. The following paragraph is added to "Risks of Investing in the Underlying Franklin Templeton Funds" on page 30:

 GROWTH STYLE INVESTING Certain underlying funds may use a growth style of investing. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may also be more expensive relative to their earnings or assets compared to other stocks. The prices of growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks have performed exceptionally well in the last several years, and investors should not expect such historically unusual performance to continue indefinitely. Currently, growth stocks are more expensive relative to their earnings or assets compared to value or other stocks, and if those valuations return to more historical norms, the prices of such aggressive growth stocks may moderate or fall. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

 AGGRESSIVE GROWTH STYLE INVESTING When a manager uses an aggressive growth strategy in choosing an underlying fund's investments, an investment in that fund involves a greater degree of risk and its share price may be more volatile than an investment in a conservative equity fund or a growth fund investing entirely in proven growth stocks.

 INITIAL PUBLIC OFFERINGS Certain underlying funds may invest in initial public offerings (IPOs). IPOs of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the underlying funds, or only in very limited quantities. Thus, when a fund's size is smaller, any gains from IPOs will have an exaggerated impact of the fund's performance than when the fund is larger. There can be no assurance that the underlying funds will have favorable IPO investment opportunities.

               Please keep this supplement for future reference.